Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Contributions by Reportable Segments

Operating sectors

Reported contributions were as follows:

Income statement	Revenue[1]	Revenue less pass-through costs[2]	Headline PBIT[3]	Revenue less pass-through costs margin[4]
	£m	£m	£m	%
2017
Advertising and Media Investment Management	7,180.3	5,851.9	1,109.0	19.0
Data Investment Management	2,690.9	2,052.3	350.3	17.1
Public Relations & Public Affairs	1,171.9	1,140.9	183.2	16.1
Brand Consulting, Health & Wellness and Specialist Communications	4,222.3	4,094.5	624.6	15.3
	15,265.4		2,267.1
2016
Advertising and Media Investment Management	6,547.3	5,413.5	1,027.2	19.0
Data Investment Management	2,661.1	1,994.0	351.5	17.6
Public Relations & Public Affairs	1,101.3	1,078.8	179.8	16.7
Brand Consulting, Health & Wellness and Specialist Communications	4,079.2	3,911.5	601.8	15.4
	14,388.9		2,160.3
2015
Advertising and Media Investment Management	5,552.8	4,652.0	859.7	18.5
Data Investment Management	2,425.9	1,768.1	286.1	16.2
Public Relations & Public Affairs	945.8	929.7	145.2	15.6
Brand Consulting, Health & Wellness and Specialist Communications	3,310.7	3,174.5	483.0	15.2
	12,235.2		1,774.0

Notes

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]

Revenue less pass-through costs was previously referred to as net sales. Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.

[3]	A reconciliation from profit before interest and taxation (PBIT) to headline PBIT is provided in note 31. PBIT is reconciled to profit before taxation in the consolidated income statement.
[4]	Revenue less pass-through costs margin is calculated as headline PBIT (defined above) as a percentage of revenue less pass-through costs.

Other information	Share-based payments	Capital additions[1]	Depreciation and amortisation[2]	Goodwill impairment	Share of results of associates	Interests in associates and joint ventures
	£m	£m	£m	£m	£m	£m
2017
Advertising and Media Investment Management	57.0	171.3	108.8	19.5	27.0	193.1
Data Investment Management	14.4	58.8	59.9	–	15.3	106.3
Public Relations & Public Affairs	8.6	10.6	12.2	7.6	6.3	34.2
Brand Consulting, Health & Wellness and Specialist Communications	25.0	85.5	86.1	–	64.9	731.6
	105.0	326.2	267.0	27.1	113.5	1,065.2
2016
Advertising and Media Investment Management	60.7	126.2	105.4	20.9	8.3	285.6
Data Investment Management	13.0	61.5	60.9	–	13.2	109.4
Public Relations & Public Affairs	7.5	10.3	11.6	–	3.2	108.1
Brand Consulting, Health & Wellness and Specialist Communications	25.3	87.1	81.5	6.1	25.1	566.3
	106.5	285.1	259.4	27.0	49.8	1,069.4
2015
Advertising and Media Investment Management	55.4	119.7	96.9	15.1	26.8	377.0
Data Investment Management	13.7	58.1	51.8	–	0.8	86.4
Public Relations & Public Affairs	6.7	9.1	9.8	–	2.3	92.0
Brand Consulting, Health & Wellness and Specialist Communications	23.2	59.5	69.9	–	17.1	203.2
	99.0	246.4	228.4	15.1	47.0	758.6

Notes

[1]	Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
[2]	Depreciation of property, plant and equipment and amortisation of other intangible assets.

Contributions by Geographical Area

Contributions by geographical area were as follows:

	2017 £m	2016 £m	2015 £m
Revenue[1]
North America[2]	5,547.0	5,280.8	4,491.2
UK	1,985.9	1,866.3	1,777.4
Western Continental Europe	3,160.0	2,943.2	2,425.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	4,572.5	4,298.6	3,541.0
	15,265.4	14,388.9	12,235.2
Revenue less pass-through costs[3]
North America[2]	4,799.0	4,603.7	3,882.3
UK	1,683.5	1,587.6	1,504.5
Western Continental Europe	2,616.0	2,425.5	2,016.2
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	4,041.1	3,781.0	3,121.3

Headline PBIT[4]
North America[2]	937.4	895.4	728.2
UK	280.0	261.4	243.1
Western Continental Europe	376.0	351.7	277.2
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	673.7	651.8	525.5
	2,267.1	2,160.3	1,774.0

	Margin	Margin	Margin
Revenue less pass-through costs margin[5]
North America[2]	19.5%	19.4%	18.8%
UK	16.6%	16.5%	16.2%
Western Continental Europe	14.4%	14.5%	13.7%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	16.7%	17.2%	16.8%
	£m	£m
Non-current assets[6]
North America[2]	7,667.5	8,189.3
UK	2,098.2	2,138.5
Western Continental Europe	4,542.1	4,321.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	4,035.8	4,327.2
	18,343.6	18,976.6

Notes

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]

North America includes the US with revenue of £5,241.3 million (2016: £5,005.8 million, 2015: £4,257.4 million), revenue less pass-through costs of £4,541.0 million (2016: £4,365.1 million, 2015: £3,674.3 million), headline PBIT of £890.3 million (2016: £849.4 million, 2015: £697.3 million) and non-current assets of £7,202.7 million (2016: £7,690.2 million).

[3]

Revenue less pass-through costs was previously referred to as net sales. Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.

[4]	See note 31 for a reconciliation of PBIT to headline PBIT.
[5]	Revenue less pass-through costs margin is calculated as headline PBIT as a percentage of revenue less pass-through costs.
[6]	Non-current assets excluding financial instruments and deferred tax.